Income Taxes, Income Tax Expense (Benefit) (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Current [Abstract]
Federal					$ (66)	$ (110)
State					5	12
Deferred [Abstract]
Federal					(225)	68
State					(59)	86
Change in valuation allowance					0	0
Total	$ 95	$ (176)	$ (300)	$ (262)	$ (345)	$ 56